Stock Options and Warrants - Fair Value of Stock Option Award, Weighted Average Assumptions (Detail)	12 Months Ended		3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.02%	0.94%
Expected stock price volatility	116.53%	121.90%
Expected dividend payout	0.00%	0.00%
Expected option life based on management's estimate	6 years 29 days	5 years 8 months 9 days
Options Available for Future Grant [Member]
Significant assumptions (weighted average):
Risk-free interest rate at grant date			2.00%	0.00%	1.91%	0.95%
Expected stock price volatility			98.23%	0.00%	99.65%	118.34%
Expected dividend payout			0.00%	0.00%	0.00%	0.00%
Expected option life based on management's estimate			6 years 1 month 6 days	0 years	6 years 1 month 6 days	6 years 1 month 6 days